Lease liabilities - Disclosure of Lease liabilities Explanatory (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [abstract]
Beginning balance	€ 140,591	€ 140,059	€ 140,059	€ 136,885
Additions due to new leases and store renewals	15,555		15,606	36,607
Business combination				13,312
Decrease due to COVID19 concessions				(80)
Interest expenses	3,300	€ 3,511	6,658	5,586	€ 7,730
Repayment of lease liabilities (including interest expense)	(18,538)		(41,364)	(40,691)
Contract modifications	566		19,922	(15,132)
Early termination of contracts	(3,041)
Disposals			(2,516)	(1,821)
Net foreign exchange differences	(2,520)		2,226	5,393
Ending balance	135,913		140,591	140,059	€ 136,885
Non-current lease liabilities	103,458		105,986	102,987
Current	€ 32,455		€ 34,605	€ 37,072